Impairment Charges and Reversals (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Summary of Crude Oil, NGLs and Natural Gas Prices
The forward commodity prices as at December 31, 2025, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2026	2027	2028	2029	2030	Average Annual Increase Thereafter (percent)
WTI (1) (US$/bbl) (2)	59.92	65.10	70.28	71.93	73.37	2.00
WCS (3) (C$/bbl)	65.13	70.43	76.90	78.71	80.29	2.00
Condensate at Edmonton (C$/bbl)	80.01	86.19	92.83	95.04	96.94	2.00
Alberta Energy Company Natural Gas (C$/Mcf) (4)	3.00	3.30	3.49	3.58	3.65	2.00
(1)West Texas Intermediate (“WTI”).
(2)Barrel ("bbl").
(3)Western Canadian Select at Hardisty (“WCS”).
(4)One thousand cubic feet (“Mcf”).
The forward commodity prices as at December 31, 2024, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2025	2026	2027	2028	2029	Average Annual Increase Thereafter (percent)
WTI (US$/bbl)	71.58	74.48	75.81	77.66	79.22	2.00
WCS (C$/bbl)	82.69	84.27	83.81	85.70	87.45	2.00
Condensate at Edmonton (C$/bbl)	100.14	100.72	100.24	102.73	104.79	2.00
Alberta Energy Company Natural Gas (C$/Mcf)	2.36	3.33	3.48	3.69	3.76	2.00

Summary of Crude Oil and Forward Crack Spreads
As at December 31, 2024, the forward prices used to determine future cash flows were:

(US$/bbl)	2025	2026	2027	2028	2029
WTI	77.68	77.07	78.74	81.51	83.14
Differential WTI – WCS	(14.17)	(15.34)	(15.71)	(16.62)	(17.11)
Chicago 3-2-1 Crack Spread	20.01	21.97	22.60	23.87	24.66
Renewable Identification Numbers	6.79	7.31	8.05	8.69	9.03

Sensitivities Change In The Discount Rate
The sensitivity analysis below shows the impact that a change in the discount rate or in forward prices would have had on the impairment amount as at December 31, 2024, for the U.S. Refining CGUs:

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	Five Percent Decrease in the Forward Prices
Lima and Wood River CGUs	214	619